Description of Organization and Business Operations - Subscription Agreement (Details) - USD ($)			3 Months Ended
		May 08, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Aggregate purchase price	[1]		$ 25,000
Subscription Agreement | PIPE Investors
Business Acquisition [Line Items]
Number of shares issued		22,500,000
Aggregate purchase price		$ 225,000,000

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).